Selected Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Total net operating revenues	$ 1,810,604	$ 1,757,830	$ 1,661,233	$ 1,562,313	$ 1,604,615	$ 1,607,008	$ 1,543,855	$ 1,516,271	$ 6,462,810	$ 6,043,543	$ 5,757,946
Operating income	330,112	318,712	246,624	235,334	255,258	256,745	242,512	242,045	1,130,782	996,560	939,628
Income from continuing operations before income taxes	269,149	258,662	187,283	177,580	132,215	218,014	195,469	198,292	892,674	743,990	757,579
Discontinued operations, net of tax	(1,307)	(2,612)	253	131	93	(95)	(89)	372	(3,535)	281	393
Net income attributable to DaVita Inc.	$ 148,123	$ 135,361	$ 100,015	$ 94,502	$ 69,020	$ 119,387	$ 107,853	$ 109,423	$ 478,001	$ 405,683	$ 422,684
Basic income from continuing operations per share attributable to DaVita Inc.	$ 1.60	$ 1.48	$ 1.05	$ 0.98	$ 0.71	$ 1.16	$ 1.06	$ 1.05	$ 5.09	$ 3.99	$ 4.07
Basic net income per share attributable to DaVita Inc.	$ 1.59	$ 1.45	$ 1.05	$ 0.98	$ 0.71	$ 1.16	$ 1.05	$ 1.05	$ 5.05	$ 4.00	$ 4.08
Diluted income from continuing operations per share attributable to DaVita Inc.	$ 1.58	$ 1.45	$ 1.02	$ 0.96	$ 0.70	$ 1.15	$ 1.04	$ 1.04	$ 4.99	$ 3.93	$ 4.05
Diluted net income per share attributable to DaVita Inc.	$ 1.56	$ 1.42	$ 1.03	$ 0.96	$ 0.70	$ 1.15	$ 1.04	$ 1.04	$ 4.96	$ 3.94	$ 4.06